CONVERTIBLE BONDS - Narrative (Details) € / shares in Units, € in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Feb. 13, 2023	Jan. 21, 2020 EUR (€) € / shares shares	Jan. 21, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Convertible Bonds [Line Items]
Repayment on loans and borrowings				€ (50,100)	$ (55.6)	€ (50,088)	€ (31,406)	€ (15,137)
Conversion price of bonds into ordinary shares (in euro per share) | € / shares		€ 2.0028
Value conversion rights of convertible bonds		€ 1,400				€ 1,405
2025 Convertible Bonds
Convertible Bonds [Line Items]
Notional amount		€ 125,000
Initial number of ordinary shares as underlying for convertible bonds | shares		62,412,622
Percentage of aggregate principal amount of bonds that have been converted and repurchased and cancelled (in percentage)						0.85
2025 Convertible Bonds | Forecast
Convertible Bonds [Line Items]
Number of trading days	20 days
Number of consecutive trading days	30 days
Percentage of principal amounts of bonds issued (in percentage)	1.30
2025 Convertible Bonds | Fixed interest rate
Convertible Bonds [Line Items]
Interest rate on bonds (in percentage)		3.00%
Orbimed advisors loan
Convertible Bonds [Line Items]
Interest rate on bonds (in percentage)									11.00%
Repayment on loans and borrowings			$ (51.0)			€ (46,140)	€ (31,406)